Leases	12 Months Ended
Mar. 04, 2017
Leases
Leases

15. Leases

The Company leases most of its retail stores and certain distribution facilities under noncancellable operating and capital leases, most of which have initial lease terms ranging from 5 to 22 years. The Company also leases certain of its equipment and other assets under noncancellable operating leases with initial terms ranging from 3 to 10 years. In addition to minimum rental payments, certain store leases require additional payments based on sales volume, as well as reimbursements for taxes, maintenance and insurance. Most leases contain renewal options, certain of which involve rent increases. Total rental expense, net of sublease income of $4,813, $6,397, and $6,184, was $634,539, $607,490, and $601,576 in fiscal 2017, 2016, and 2015, respectively. These amounts include contingent rentals of $10,229, $11,574 and $12,647 in fiscal 2017, 2016, and 2015, respectively.

During fiscal 2017, the Company did not enter into any sale-leaseback transactions whereby the Company sold owned operating stores to independent third parties and concurrent with the sale, entered into an agreement to lease the store back from the purchasers.

During fiscal 2016, the Company sold seven owned operating stores to independent third parties. Net proceeds from the sale were $26,953 Concurrent with these sales, the Company entered into agreements to lease the stores back from the purchasers over minimum lease terms of 20 years. Eight leases were accounted for as operating leases and the remaining two were accounted for as capital leases. The transactions resulted in a gain for certain stores of $670 which is deferred over the life of the leases. In addition, the transaction resulted in a loss for certain stores of $546 which is included in the loss on sale of assets, net for the fifty-two weeks ended February 27, 2016.

During fiscal 2015, the Company did not enter into any sale-leaseback transactions whereby the Company sold owned operating stores to independent third parties and concurrent with the sale, entered into an agreement to lease the store back from the purchasers.

The net book values of assets under capital leases and sale-leasebacks accounted for under the financing method at March 4, 2017 and February 27, 2016 are summarized as follows:

	2017	2016
Land	$3,760	$3,760
Buildings	84,796	85,757
Leasehold improvements	1,258	1,258
Equipment	30,653	32,243
Accumulated depreciation	(84,333)	(83,438)

	$36,134	$39,580

Following is a summary of lease finance obligations at March 4, 2017 and February 27, 2016:

	2017	2016
Obligations under financing leases	$52,418	$62,105
Sale-leaseback obligations	2,405	2,405
Less current obligation	(17,619)	(23,146)

Long-term lease finance obligations	$37,204	$41,364

Following are the minimum lease payments for all properties under a lease agreement that will have to be made in each of the years indicated based on non-cancelable leases in effect as of March 4, 2017:

Fiscal year	Lease Financing Obligations	Operating Leases
2018	$22,759	$678,863
2019	11,151	643,862
2020	9,687	564,888
2021	6,223	481,500
2022	4,461	414,826
Later years	23,706	2,075,544
Total minimum lease payments	77,987	$4,859,483

Amount representing interest	(23,153)

Present value of minimum lease payments	$54,834